Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

Management has considered subsequent events through April 27, 2020, which was the date of these consolidated financial statements were issued.

In January 2020, a novel strain of coronavirus, known as COVID-19, was reported to have surfaced in China, which soon spread throughout the country and other continents. The COVID-19 outbreak may impose disruptions on China's macroeconomy, and it is difficult to estimate the duration and extent of it. The COVID-19 outbreak has adversely impacted on the business operation of companies in a variety of industries. Owners of micro-and small-enterprise ("MSE"), major clients of the Group, are among the most heavily influenced practices; therefore, the Group's normal business operation might be affected, the risks of the loans the Group facilitates will increase and the Group is unable to evaluate this impact precisely.

The extent to which the Group's results are impacted will depend on the future developments of COVID-19, which are highly uncertain and cannot be predicted. The Group will continue to hold close attention to it to assess the potential effects on the business operation and financial position of the Group. As of the issue date of this report, the assessment is still in progress.